Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Green Century Funds
Entity Central Index Key	0000877232
Document Period End Date	Jul. 31, 2024
C000225233 [Member]
Shareholder Report [Line Items]
Fund Name	GREEN CENTURY BALANCED FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	GCBUX
Additional Information [Text Block]	For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-93-GREEN1-800-221-5519
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GREEN CENTURY BALANCED FUND (INSTITUTIONAL CLASS/GCBUX)	$123	1.16%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of stocks and bonds that meet Green Century’s standards for corporate environmental responsibility. We seek to achieve the fund’s investment objective by investing between 55% to 70% of the fund’s net assets in value in multi-capitalization stocks and 30% to 45% in investment-grade quality bonds.
The Fund’s investments focus on companies with strong environmental, social, and governance practices that may enhance corporate profitability and reduce certain types of risks. The Fund specifically avoids risks associated with exposure to fossil fuels, including traditional fossil-fuel based energy and utility companies. The Fund focuses on companies with strong balance sheets, strategic leadership in their products and markets, and strong environmental, social, and governance policies; these companies have greater financial flexibility to navigate choppy and volatile economic conditions.
In line with its environmental mandate, the Fund had exposure to what Green Century considers environmental leaders in a number of industries including Healthy Living, Capital Goods, and Transportation. The Fund has broad exposure to information technology, health care, financial, consumer, and industrial companies.
In addition to its equity exposure to environmental leaders, the Fund invests in designated Green Bonds and designated Social Impact Bonds. The issuers of Green Bonds have indicated that the proceeds from the bonds will be used for environmentally positive goals such as greenhouse gas reduction, climate adaptation, and climate change mitigation. Issuers of designated Social Impact Bonds have indicated that the proceeds from the bonds will be used for projects supporting such issues as poverty alleviation, low-income housing, fair trade, and community development.
Key factors that materially affected investment performance for the year include the fund’s cautious positioning in anticipation of a coming economic slowdown, which reduced the fund’s exposure to equities and increased its exposure to fixed income. This cautious allocation resulted in the fund underperforming its benchmark during the reporting period from August 1, 2023 to July 31, 2024.
Within equities, key factors were the continuation of an extremely narrow market focused on very large capitalization companies while companies in other capitalization ranges treaded water, and poor performance of companies exposed to clean and renewable energy as the market anticipated that the upcoming U.S. elections might lead to the reversal of the
Inflation Reduction Act, which had boosted the revenues and profits of those companies.
The fund’s high-quality and moderate duration fixed income exposure kept pace with its fixed income benchmark and the designated Green, Sustainable or Social Impact bonds held by the fund continued to trade well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
*	Institutional Shares were offered as of November 28, 2020. The Institutional Share Class performance prior to November 28, 2020 reflects the performance of the Fund’s Individual Investor Class.
[1] The S&P 500 Index is an unmanaged index of 500 stocks
[2] The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index

Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	10 Years

GREEN CENTURY BALANCED FUND (INSTITUTIONAL CLASS/GCBUX)[3]	12.21%	7.83%	7.42%

REGULATORY INDEX[4]

S&P 500 INDEX BENCHMARK	22.15%	15.00%	13.15%

PERFORMANCE INDEX[4]

CUSTOM BALANCED INDEX	15.26%	9.41%	8.61%
[3] For the year ended July 31, 2024
[4] The Regulatory Index is provided as a broad measure of market performance. The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com for the most recent performance information.
Net Assets	$ 405,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$405 mil.

Total number of portfolio holdings	112

Total advisory fees paid	$2.4 mil.

Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings

Microsoft Corporation	5.17%

NVIDIA Corporation	4.66%

Apple, Inc.	3.64%

Alphabet, Inc., Class A	3.29%

Mastercard, Inc., Class A	1.70%

AstraZeneca PLC ADR	1.43%

TJX Companies, Inc. (The)	1.38%

Visa, Inc.	1.33%

Salesforce, Inc.	1.32%

Costco Wholesale Corporation	1.30%
Sector Allocation
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings

Microsoft Corporation	5.17%

NVIDIA Corporation	4.66%

Apple, Inc.	3.64%

Alphabet, Inc., Class A	3.29%

Mastercard, Inc., Class A	1.70%

AstraZeneca PLC ADR	1.43%

TJX Companies, Inc. (The)	1.38%

Visa, Inc.	1.33%

Salesforce, Inc.	1.32%

Costco Wholesale Corporation	1.30%

C000173337 [Member]
Shareholder Report [Line Items]
Fund Name	GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
Class Name	INDIVIDUAL INVESTOR CLASS
Trading Symbol	GCINX
Additional Information [Text Block]	For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-93-GREEN1-800-221-5519
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INDIVIDUAL INVESTOR CLASS/GCINX)	$135	1.28%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
The Investor share class of the Green Century MSCI International Index Fund returned 11.11%, for the one year period ended July 31, 2024. Over the same time period, the MSCI World ex USA Index (Index) returned 11.12%.
The strongest performing sectors in the International Fund were Health Care, Information Technology, and Communications Services, which returned 28.11%, 14.18%, and 12.96%, respectively. The worst performing sectors were Consumer Discretionary and Real Estate, which returned 1.75% and 7.48%, respectively, for the year. Within the MSCI World ex USA Index, Financials, Information Technology, and Industrials were the strongest performing sectors, gaining 21.90%, 19.08%, and 15.89%, respectively. The worst performing sectors were Consumer Staples and Consumer Discretionary, which returned ‑2.84% and ‑1.89%, respectively, for the year.
Key factors that materially affected the Fund’s performance during the reporting period include:
Technology Leading the Way
Leadership from U.S. Mega‑Cap technology companies positively benefitted the fund from investments within the Information Technology Sectors. Strong performances from NVIDIA and Microsoft generated positive outcomes for the fund.
Low on Energy
The reversal in the energy sector from leader in 2022 to laggard since has been a slight tailwind given the exclusion of the Energy sector within the fund within the US market but a detractor globally.
A Soft Landing
The direction of interest weights and recessionary fears have both declined which may have impacts on the fund’s holdings across inflation sensitive industries and cyclicals.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
[1] The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States

Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	Since Inception[2]

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INDIVIDUAL INVESTOR CLASS/GCINX)[3]	11.11%	6.78%	6.29%

MSCI WORLD EX USA INDEX	11.12%	7.48%	7.22%
[2] Inception Date September 30, 2016
[3] For the year ended July 31, 2024

Performance Inception Date	Sep. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com for the most recent performance information.
Net Assets	$ 192,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 538,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$192 mil.

Total number of portfolio holdings	193

Total advisory fees paid	$538k

Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings

ASML Holding NV	4.87%

Novo Nordisk A/S, Class B	4.76%

Unilever PLC	3.46%

Schneider Electric SE	2.95%

Sony Group Corporation	2.49%

Toronto-Dominion Bank (The)	2.35%

Hitachi Ltd.	2.25%

CSL Ltd.	2.21%

Sumitomo Mitsui Financial Group, Inc.	2.03%

RELX PLC	2.00%
Top Ten Country Allocation
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings

ASML Holding NV	4.87%

Novo Nordisk A/S, Class B	4.76%

Unilever PLC	3.46%

Schneider Electric SE	2.95%

Sony Group Corporation	2.49%

Toronto-Dominion Bank (The)	2.35%

Hitachi Ltd.	2.25%

CSL Ltd.	2.21%

Sumitomo Mitsui Financial Group, Inc.	2.03%

RELX PLC	2.00%

C000173338 [Member]
Shareholder Report [Line Items]
Fund Name	GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	GCIFX
Additional Information [Text Block]	For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-93-GREEN1-800-221-5519
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INSTITUTIONAL CLASS/GCIFX)	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
The Institutional share class of the Green Century MSCI International Index Fund returned 11.46%, for the one year period ended July 31, 2024. Over the same time period, the MSCI World ex USA Index returned 11.12%.
The strongest performing sectors in the International Fund were Health Care, Information Technology, and Communications Services, which returned 28.11%, 14.18%, and 12.96%, respectively. The worst performing sectors were Consumer Discretionary and Real Estate, which returned 1.75% and 7.48%, respectively, for the year. Within the MSCI World ex USA Index, Financials, Information Technology, and Industrials were the strongest performing sectors, gaining 21.90%, 19.08%, and 15.89%, respectively. The worst performing sectors were Consumer Staples and Consumer Discretionary, which returned ‑2.84% and ‑1.89%, respectively, for the year.
Key factors that materially affected the Fund’s performance during the reporting period include:
Technology Leading the Way
Leadership from U.S. Mega‑Cap technology companies positively benefitted the fund from investments within the Information Technology Sectors. Strong performances from NVIDIA and Microsoft generated positive outcomes for the fund.
Low on Energy
The reversal in the energy sector from leader in 2022 to laggard since has been a slight tailwind given the exclusion of the Energy sector within the fund within the US market but a detractor globally.
A Soft Landing
The direction of interest weights and recessionary fears have both declined which may have impacts on the fund’s holdings across inflation sensitive industries and cyclicals.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
[1] The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States

Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	Since Inception[2]

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INSTITUTIONAL CLASS/GCIFX)[3]	11.46%	7.09%	6.60%

MSCI WORLD EX USA INDEX	11.12%	7.48%	7.22%
[2] Inception Date September 30, 2016
[3] For the year ended July 31, 2024

Performance Inception Date	Sep. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com for the most recent performance information.
Net Assets	$ 192,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 538,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$192 mil.

Total number of portfolio holdings	193

Total advisory fees paid	$538k

Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings

ASML Holding NV	4.87%

Novo Nordisk A/S, Class B	4.76%

Unilever PLC	3.46%

Schneider Electric SE	2.95%

Sony Group Corporation	2.49%

Toronto-Dominion Bank (The)	2.35%

Hitachi Ltd.	2.25%

CSL Ltd.	2.21%

Sumitomo Mitsui Financial Group, Inc.	2.03%

RELX PLC	2.00%
Top Ten Country Allocation
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings

ASML Holding NV	4.87%

Novo Nordisk A/S, Class B	4.76%

Unilever PLC	3.46%

Schneider Electric SE	2.95%

Sony Group Corporation	2.49%

Toronto-Dominion Bank (The)	2.35%

Hitachi Ltd.	2.25%

CSL Ltd.	2.21%

Sumitomo Mitsui Financial Group, Inc.	2.03%

RELX PLC	2.00%

C000202490 [Member]
Shareholder Report [Line Items]
Fund Name	GREEN CENTURY EQUITY FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	GCEUX
Additional Information [Text Block]	For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-93-GREEN1-800-221-5519
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GREEN CENTURY EQUITY FUND (INSTITUTIONAL CLASS/GCEUX)	$103	0.93%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
For the year ended July 31, 2024, the Equity Fund Institutional share class returned 20.72%, compared to the S&P 500 Index which returned 22.15%.
The strongest performing sectors in the Equity Fund were Information Technology, Communication Services, and Financials which returned 41.81%, 25.63% and 23.43%, respectively. The worst performing sectors were Consumer Discretionary and Utilities, which returned ‑2.48% and ‑1.62% respectively, for the year. Within the S&P 500 Index, Information Technology, Communication Services, and Financials were the strongest performing sectors, gaining 35.27%, 29.99%, and 26.11%, respectively. The worst performing sectors were Consumer Staples and Materials, which returned 7.93% and 9.71%, respectively, for the year.
Key factors that materially affected the Fund’s performance during the reporting period include:
Technology Leading the Way
Leadership from U.S. Mega‑Cap technology companies positively benefitted the fund from investments within the Information Technology Sectors. Strong performances from NVIDIA and Microsoft generated positive outcomes for the fund.
Low on Energy
The reversal in the energy sector from leader in 2022 to laggard since has been a slight tailwind given the exclusion of the Energy sector within the fund within the US market but a detractor globally.
A Soft Landing
The direction of interest weights and recessionary fears have both declined which may have impacts on the fund’s holdings across inflation sensitive industries and cyclicals.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
*	The Institutional Share Class performance for periods prior to April 30, 2018 reflects the performance of the Fund’s Individual Investor Class.
[1] The S&P 500 Index is an unmanaged index of 500 stocks

Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	10 Years

GREEN CENTURY EQUITY FUND (INSTITUTIONAL CLASS/GCEUX)[2]	20.72%	14.53%	12.72%

S&P 500 INDEX BENCHMARK	22.15%	15.00%	13.15%
[2] For the year ended July 31, 2024

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com for the most recent performance information.
Net Assets	$ 665,000,000
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$665 mil.

Total number of portfolio holdings	359

Total advisory fees paid	$1.3 mil.

Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings

Microsoft Corporation	12.00%

NVIDIA Corporation	11.76%

Alphabet, Inc., Class A	4.11%

Alphabet, Inc., Class C	3.59%

Tesla, Inc.	2.70%

Visa, Inc., Class A	1.71%

Mastercard, Inc., Class A	1.58%

Procter & Gamble Company (The)	1.54%

Home Depot, Inc. (The)	1.50%

AbbVie, Inc.	1.33%
Sector Allocation
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings

Microsoft Corporation	12.00%

NVIDIA Corporation	11.76%

Alphabet, Inc., Class A	4.11%

Alphabet, Inc., Class C	3.59%

Tesla, Inc.	2.70%

Visa, Inc., Class A	1.71%

Mastercard, Inc., Class A	1.58%

Procter & Gamble Company (The)	1.54%

Home Depot, Inc. (The)	1.50%

AbbVie, Inc.	1.33%

C000020964 [Member]
Shareholder Report [Line Items]
Fund Name	GREEN CENTURY BALANCED FUND
Class Name	INDIVIDUAL INVESTOR CLASS
Trading Symbol	GCBLX
Additional Information [Text Block]	For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-93-GREEN1-800-221-5519
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GREEN CENTURY BALANCED FUND (INDIVIDUAL INVESTOR CLASS/GCBLX)	$155	1.46%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of stocks and bonds that meet Green Century’s standards for corporate environmental responsibility. We seek to achieve the fund’s investment objective by investing between 55% to 70% of the fund’s net assets in value in multi-capitalization stocks and 30% to 45% in investment-grade quality bonds.
The Fund’s investments focus on companies with strong environmental, social, and governance practices that may enhance corporate profitability and reduce certain types of risks. The Fund specifically avoids risks associated with exposure to fossil fuels, including traditional fossil-fuel based energy and utility companies. The Fund focuses on companies with strong balance sheets, strategic leadership in their products and markets, and strong environmental, social, and governance policies; these companies have greater financial flexibility to navigate choppy and volatile economic conditions.
In line with its environmental mandate, the Fund had exposure to what Green Century considers environmental leaders in a number of industries including Healthy Living, Capital Goods, and Transportation. The Fund has broad exposure to information technology, health care, financial, consumer, and industrial companies.
In addition to its equity exposure to environmental leaders, the Fund invests in designated Green Bonds and designated Social Impact Bonds. The issuers of Green Bonds have indicated that the proceeds from the bonds will be used for environmentally positive goals such as greenhouse gas reduction, climate adaptation, and climate change mitigation. Issuers of designated Social Impact Bonds have indicated that the proceeds from the bonds will be used for projects supporting such issues as poverty alleviation, low-income housing, fair trade, and community development.
Key factors that materially affected investment performance for the year include the fund’s cautious positioning in anticipation of a coming economic slowdown, which reduced the fund’s exposure to equities and increased its exposure to fixed income. This cautious allocation resulted in the fund underperforming its benchmark during the reporting period from August 1, 2023 to July 31, 2024.
Within equities, key factors were the continuation of an extremely narrow market focused on very large capitalization companies while companies in other capitalization ranges treaded water, and poor performance of companies exposed to clean and renewable energy as the market anticipated that the upcoming U.S. elections might lead to the reversal of the
Inflation Reduction Act, which had boosted the revenues and profits of those companies.
The fund’s high-quality and moderate duration fixed income exposure kept pace with its fixed income benchmark and the designated Green, Sustainable or Social Impact bonds held by the fund continued to trade well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
[1] The S&P 500 Index is an unmanaged index of 500 stocks
[2] The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index

Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	10 Years

GREEN CENTURY BALANCED FUND (INDIVIDUAL INVESTOR CLASS/GCBLX)[3]	11.89%	7.59%	7.30%

REGULATORY INDEX[4]

S&P 500 INDEX BENCHMARK	22.15%	15.00%	13.15%

PERFORMANCE INDEX[4]

CUSTOM BALANCED INDEX	15.26%	9.41%	8.61%
[3] For the year ended July 31, 2024
[4] The Regulatory Index is provided as a broad measure of market performance. The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com for the most recent performance information.
Net Assets	$ 405,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$405 mil.

Total number of portfolio holdings	112

Total advisory fees paid	$2.4 mil.

Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings

Microsoft Corporation	5.17%

NVIDIA Corporation	4.66%

Apple, Inc.	3.64%

Alphabet, Inc., Class A	3.29%

Mastercard, Inc., Class A	1.70%

AstraZeneca PLC ADR	1.43%

TJX Companies, Inc. (The)	1.38%

Visa, Inc.	1.33%

Salesforce, Inc.	1.32%

Costco Wholesale Corporation	1.30%
Sector Allocation
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings

Microsoft Corporation	5.17%

NVIDIA Corporation	4.66%

Apple, Inc.	3.64%

Alphabet, Inc., Class A	3.29%

Mastercard, Inc., Class A	1.70%

AstraZeneca PLC ADR	1.43%

TJX Companies, Inc. (The)	1.38%

Visa, Inc.	1.33%

Salesforce, Inc.	1.32%

Costco Wholesale Corporation	1.30%

C000020965 [Member]
Shareholder Report [Line Items]
Fund Name	GREEN CENTURY EQUITY FUND
Class Name	INDIVIDUAL INVESTOR CLASS
Trading Symbol	GCEQX
Additional Information [Text Block]	For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-93-GREEN1-800-221-5519
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GREEN CENTURY EQUITY FUND (INDIVIDUAL INVESTOR CLASS/GCEQX)	$136	1.23%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
For the year ended July 31, 2024, the Equity Fund Investor share class returned 20.37%, compared to the S&P 500 Index which returned 22.15%.
The strongest performing sectors in the Equity Fund were Information Technology, Communication Services, and Financials which returned 41.81%, 25.63% and 23.43%, respectively. The worst performing sectors were Consumer Discretionary and Utilities, which returned ‑2.48% and ‑1.62% respectively, for the year. Within the S&P 500 Index, Information Technology, Communication Services, and Financials were the strongest performing sectors, gaining 35.27%, 29.99%, and 26.11%, respectively. The worst performing sectors were Consumer Staples and Materials, which returned 7.93% and 9.71%, respectively, for the year.
Key factors that materially affected the Fund’s performance during the reporting period include:
Technology Leading the Way
Leadership from U.S. Mega‑Cap technology companies positively benefitted the fund from investments within the Information Technology Sectors. Strong performances from NVIDIA and Microsoft generated positive outcomes for the fund.
Low on Energy
The reversal in the energy sector from leader in 2022 to laggard since has been a slight tailwind given the exclusion of the Energy sector within the fund within the US market but a detractor globally.
A Soft Landing
The direction of interest weights and recessionary fears have both declined which may have impacts on the fund’s holdings across inflation sensitive industries and cyclicals.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
[1] The S&P 500 Index is an unmanaged index of 500 stocks

Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	10 Years

GREEN CENTURY EQUITY FUND (INDIVIDUAL INVESTOR CLASS/GCEQX)[2]	20.37%	14.19%	12.51%

S&P 500 INDEX BENCHMARK	22.15%	15.00%	13.15%
[2] For the year ended July 31, 2024

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com for the most recent performance information.
Net Assets	$ 665,000,000
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$665 mil.

Total number of portfolio holdings	359

Total advisory fees paid	$1.3 mil.

Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings

Microsoft Corporation	12.00%

NVIDIA Corporation	11.76%

Alphabet, Inc., Class A	4.11%

Alphabet, Inc., Class C	3.59%

Tesla, Inc.	2.70%

Visa, Inc., Class A	1.71%

Mastercard, Inc., Class A	1.58%

Procter & Gamble Company (The)	1.54%

Home Depot, Inc. (The)	1.50%

AbbVie, Inc.	1.33%
Sector Allocation
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings

Microsoft Corporation	12.00%

NVIDIA Corporation	11.76%

Alphabet, Inc., Class A	4.11%

Alphabet, Inc., Class C	3.59%

Tesla, Inc.	2.70%

Visa, Inc., Class A	1.71%

Mastercard, Inc., Class A	1.58%

Procter & Gamble Company (The)	1.54%

Home Depot, Inc. (The)	1.50%

AbbVie, Inc.	1.33%